Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford International Growth Fund

	Shares	Value
COMMON STOCKS — 97.4%

AUSTRALIA — 3.8%
WiseTech Global Ltd.	1,323,741	$125,353,535

BELGIUM — 0.6%
Umicore SA	1,410,494	18,305,572

BRAZIL — 8.0%
MercadoLibre, Inc. *	94,447	193,801,466
NU Holdings Ltd., Class A *	4,987,369	68,077,587
		261,879,053
CANADA — 2.6%
Kinaxis, Inc. *	169,139	20,093,581
Shopify, Inc., Class A *	817,389	65,505,554
		85,599,135
CHINA — 10.5%
BYD Co., Ltd., Class H	1,875,500	66,914,025
Ganfeng Lithium Group Co., Ltd., Class H	1,634,000	4,621,399
Meituan, Class B *	5,285,550	112,240,713
PDD Holdings, Inc. ADR *	588,620	79,351,862
Tencent Holdings Ltd.	1,212,400	67,415,370
Wuxi Biologics Cayman, Inc. *	6,260,500	13,841,027
		344,384,396
DENMARK — 5.7%
Ambu A/S, B Shares *	1,624,439	31,833,111
DSV A/S	142,528	29,333,698
Genmab A/S *	250,507	60,731,369
Novo Nordisk A/S, B Shares	80,556	9,554,870
Vestas Wind Systems A/S *	1,895,246	41,702,420
Zealand Pharma A/S *	126,594	15,402,887
		188,558,355
FRANCE — 5.3%
Hermes International	19,418	47,814,042
Kering	57,350	16,508,337
L'Oreal SA	223,784	100,375,379
SOITEC *	96,294	9,644,689
		174,342,447
GERMANY — 1.1%
AIXTRON SE	1,140,154	20,320,245
Zalando SE *	517,843	17,115,707
		37,435,952
HONG KONG — 3.1%
AIA Group Ltd.	11,474,600	100,206,048

INDIA — 1.2%
HDFC Bank Ltd.	1,140,089	23,479,364
MakeMyTrip Ltd. *	171,091	15,902,908
		39,382,272
ISRAEL — 3.0%
Mobileye Global, Inc., Class A *	490,364	6,717,987
Wix.com Ltd. *	542,376	90,668,996
		97,386,983

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.

Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford International Growth Fund

	Shares	Value
ITALY — 5.9%
Ferrari NV	315,190	$147,698,450
Prysmian SpA	381,101	27,728,353
Wizz Air Holdings PLC *	888,930	17,244,377
		192,671,180
JAPAN — 4.8%
Advantest Corp.	743,200	34,953,637
CyberAgent, Inc.	1,328,800	9,446,510
GMO Payment Gateway, Inc.	195,000	11,866,421
NIDEC Corp.	1,806,000	38,021,890
SBI Holdings, Inc.	822,200	19,027,789
SMC Corp.	95,000	42,485,957
		155,802,204
NETHERLANDS — 14.3%
Adyen NV *	94,085	147,301,367
Argenx SE *	188,505	101,922,803
ASML Holding NV	194,028	161,404,251
EXOR NV	537,251	57,595,451
		468,223,872
NEW ZEALAND — 1.1%
Xero Ltd. *	338,767	35,016,965

NORWAY — 0.2%
AutoStore Holdings Ltd. *	7,788,131	7,926,607

SINGAPORE — 1.9%
Sea Ltd. ADR *	664,519	62,650,851

SOUTH KOREA — 4.4%
Coupang, Inc. *	3,719,992	91,325,804
Delivery Hero SE *	1,310,316	53,027,864
		144,353,668
SWEDEN — 4.3%
Atlas Copco AB, A Shares	6,487,458	125,729,606
Kinnevik AB, B Shares *	1,765,884	14,369,947
		140,099,553
SWITZERLAND — 1.5%
Temenos AG	284,653	19,929,702
VAT Group AG	58,283	29,805,852
		49,735,554
TAIWAN — 4.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,876,000	147,031,651

UNITED KINGDOM — 1.8%
Ocado Group PLC *	5,227,773	26,959,611
Wise PLC, Class A *	3,527,667	31,719,525
		58,679,136
UNITED STATES — 7.8%
Atlassian Corp., Class A *	89,479	14,210,160
Elastic NV *	579,999	44,520,723
SolarEdge Technologies, Inc. *	95,841	2,195,718

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.

Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford International Growth Fund

	Shares	Value
Spotify Technology SA *	527,772	$194,499,815
		255,426,416
Total Common Stocks
(cost $2,024,869,561)		3,190,451,405

PREFERRED STOCKS — 1.2%

GERMANY — 1.2%
Sartorius AG 0.29%	142,712	40,127,711

Total Preferred Stocks
(cost $30,790,515)		40,127,711

TOTAL INVESTMENTS — 98.6%
(cost $2,055,660,076)		$3,230,579,116
Other assets less liabilities — 1.4%		45,239,267
NET ASSETS — 100.0%		$3,275,818,383

*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.

Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford International Growth Fund

Fair Value Measurement
GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:
Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.
The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.
For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$949,523,012	$2,240,928,393	$—	$3,190,451,405
Preferred Stocks**	—	40,127,711	—	40,127,711
Total	$949,523,012	$2,281,056,104	$—	$3,230,579,116

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.